Employee benefits - Share-based payment - Tabular disclosure (Details)	12 Months Ended
Dec. 31, 2017 EUR (€) € / shares
Orange Vision 2020 free share award plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Price of underlying instrument at measurement date | €	€ 13.74
Price of underlying instrument at closing date (in euros per share)	€ 14.44
Expected dividends (as a percent)	4.50%
Risk free yield (as a percent)	(0.45%)
Fair value per share of benefit granted to employees (in euros per share)	€ 12.45
Long term incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Price of underlying instrument at measurement date | €	€ 14.33
Price of underlying instrument at closing date (in euros per share)	€ 14.44
Expected dividends (as a percent)	4.50%
Risk free yield (as a percent)	(0.32%)
Fair value per share of benefit granted to employees (in euros per share)	€ 9.55